Lease liabilities - Schedule of reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
OPENING NET BOOK VALUE	€ 53,574	€ 56,822
Additions	3,759	1,629
Revaluation due to variable payments	(2)	859
Termination of contracts	(22,539)	0
Lease payments	(4,286)	(3,900)
Interest expenses	1,183	833
Exchange rate differences	280	(2,669)
CLOSING NET BOOK VALUE	€ 31,969	€ 53,574